Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Acquisition of Gold Road - Narrative (Details) $ in Millions, $ in Millions			3 Months Ended	12 Months Ended				101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 05, 2025
Disclosure of detailed information about business combination [line items]
Transaction costs on acquisition of Gold Road				$ 51.4		$ 0.0	$ 0.0
Gold Road
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%							100.00%
Transaction costs on acquisition of Gold Road				51.4	$ 79.8
Revenue of acquiree since acquisition date			$ 151.3
Profit (loss) of acquiree since acquisition date			$ 49.0
Revenue of combined entity as if combination occurred at beginning of period				9,111.0
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 3,747.6
Gruyere Gold project
Disclosure of detailed information about business combination [line items]
Percentage of ownership in joint operation	50.00%	50.00%						50.00%
Gruyere Gold project | Gold Road
Disclosure of detailed information about business combination [line items]
Interest in joint venture (in percent)	50.00%